Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
Vehicles held for use	$2,819	$3,234
Production facilities	2,756	2,748
Electronic equipment	776	775
Furniture	284	283
Leasehold improvement	114	114
Battery and charging swap infrastructure	106	106
Less: accumulated depreciation	(1,833)	(1,599)
Less: impairment of property and equipment	(3,063)	(3,159)
Property and equipment, net	$1,959	$2,502

Depreciation expenses were US$0.3 million and US$0.4 million for the six months ended June 30, 2025 and 2024, respectively. Disposal loss of property and equipment were US$0.1 million and US$0.02 million for the six months ended June 30, 2025 and 2024, respectively

Amounts
Balance as of December 31, 2023	$3,186
Impairment made during the period	—
Effect of exchange rate differences	(27)
Balance as of December 31, 2024	$3,159
Effect of exchange rate differences	(96)
Balance as of June 30, 2025	$3,063

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2024	2023
Vehicles held for use	$3,234	$3,212
Production facilities	2,748	2,760
Electronic equipment	775	779
Furniture	283	280
Leasehold improvement	114	114
Battery and charging swap infrastructure	106	106
Less: Accumulated depreciation	(1,599)	(868)
Less: Impairment of property and equipment(i)	(3,159)	(3,186)
Property and equipment, net	$2,502	$3,197

(i)      Accumulated impairment loss of property and equipment was US$3.2 million as of December 31, 2024 and 2023, which was recognized on certain property and equipment associated with vehicle manufacturing.

Depreciation expenses were US$0.8 million, US$0.8 million and US$0.04 million for the years ended December 31, 2024, 2023 and 2022, respectively.

Impairment made for property and equipment was as follows:

Amounts
Balance as of December 31, 2022	$—
Impairment made during the period	3,183
Effect of exchange rate differences	3
Balance as of December 31, 2023	$3,186
Impairment made during the period	—
Effect of exchange rate differences	(27)
Balance as of December 31, 2024	$3,159